                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 41                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 43                                                [X]

                        (Check appropriate box or boxes.)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  DAVID C. TUCKER, ESQUIRE, 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 30, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on September 30, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

September 30, 2005

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

Investor Class
Institutional Class
DISCIPLINED GROWTH FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*  You'll notice that this prospectus includes information about Investor
   Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Disciplined Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies. The managers use quantitative models to construct the portfolio of stocks for the fund.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  STYLE RISK - If at any time the market is not favoring the fund's quantitative investment style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

*  BENCHMARK CORRELATION - The fund's performance will be closely tied to the performance of its benchmark. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

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        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-345-2021.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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INVESTOR CLASS
  Maximum Account Maintenance Fee                                        $25(1)
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(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      DISTRIBUTION               TOTAL ANNUAL
                         MANAGEMENT   AND  SERVICE    OTHER      FUND OPERATING
                         FEE(1)       (12B-1) FEES    EXPENSES   EXPENSES
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DISCIPLINED GROWTH
  Investor Class         1.02%        None            0.00%(2)   1.02%
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  Institutional Class    0.82%        None            0.00%(2)   0.82%
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(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS
     ASSETS DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                        1 YEAR                       3 YEARS
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DISCIPLINED GROWTH
  Investor Class                        $104                         $324
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  Institutional Class                   $84                          $261
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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Disciplined Growth seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks, primarily from the 1,500 largest publicly traded companies in the United States
(measured by the value of their stock), from most attractive to least attractive. This is determined using a stock selection model that focuses primarily on measures of a stock's growth potential and earnings sustainability.
To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors. To measure earnings sustainability, the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark, the Russell
1000(reg tm) Growth Index, without taking on significant additional risk.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

*  a stock becomes too expensive relative to other stock opportunities

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

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5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

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6

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Disciplined Growth will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

CATEGORY ASSETS                     FEE RATE
FIRST $1 BILLION                    0.8700%
NEXT $5 BILLION                     0.8100%
NEXT $15 BILLION                    0.7660%
NEXT $25 BILLION                    0.7190%
NEXT $50 BILLION                    0.6920%
NEXT $150 BILLION                   0.6890%
THEREAFTER                          0.6880%

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7

COMPLEX FEE SCHEDULE
                                 FEE RATE:                  FEE RATE:
COMPLEX ASSETS                   INVESTOR CLASS             INSTITUTIONAL CLASS
FIRST $2.5 BILLION               0.3100%                    0.1100%
NEXT $7.5 BILLION                0.3000%                    0.1000%
NEXT $15 BILLION                 0.2985%                    0.0985%
NEXT $25 BILLION                 0.2970%                    0.0970%
NEXT $25 BILLION                 0.2870%                    0.0870%
NEXT $25 BILLION                 0.2800%                    0.0800%
NEXT $25 BILLION                 0.2700%                    0.0700%
NEXT $25 BILLION                 0.2650%                    0.0650%
NEXT $25 BILLION                 0.2600%                    0.0600%
NEXT $25 BILLION                 0.2550%                    0.0550%
THEREAFTER                       0.2500%                    0.0500%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

DISCIPLINED GROWTH

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception in September 2005. He joined
American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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8

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
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americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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9

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BY TELEPHONE
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INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

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BY WIRE
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INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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10

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BY MAIL OR FAX
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INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

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AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

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IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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11

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts for the fund are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

THE FOLLOWING POLICIES APPLY TO INVESTOR CLASS AND INSTITUTIONAL CLASS
SHAREHOLDERS.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS)
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

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12

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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13

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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14

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

------
15

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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17

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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19

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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20

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, Advisor Class and R Class

The shares offered by this prospectus are Investor Class shares and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE         TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
DISCIPLINED GROWTH FUND
  Investor                       157              ADSIX         N/A
--------------------------------------------------------------------------------
  Institutional                  357              ADCIX         N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0509
SH-PRS-44908

September 30, 2005

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

Advisor Class
R Class
DISCIPLINED GROWTH FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/S/Brian Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Disciplined Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies. The managers use quantitative models to construct the portfolio of stocks for the fund.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  STYLE RISK - If at any time the market is not favoring the fund's quantitative investment style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

*  BENCHMARK CORRELATION - The fund's performance will be closely tied to the performance of its benchmark. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     DISTRIBUTION                 TOTAL ANNUAL
                       MANAGEMENT    AND SERVICE      OTHER       FUND OPERATING
                       FEE(1)        (12B-1) FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------
DISCIPLINED GROWTH
  Advisor Class        0.77%         0.50%(2)         0.00%(3)    1.27%
--------------------------------------------------------------------------------
  R Class              1.02%         0.50%(4)         0.00%(3)    1.52%
--------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS
     ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 17.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 17.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                      1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
DISCIPLINED GROWTH
  Advisor Class                       $129                          $401
--------------------------------------------------------------------------------
  R Class                             $154                          $478
--------------------------------------------------------------------------------

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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Disciplined Growth seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks, primarily from the 1,500 largest publicly traded companies in the United States
(measured by the value of their stock), from most attractive to least attractive. This is determined using a stock selection model that focuses primarily on measures of a stock's growth potential and earnings sustainability.
To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors. To measure earnings sustainability, the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark, the Russell
1000(reg tm) Growth Index, without taking on significant additional risk.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

*  a stock becomes too expensive relative to other stock opportunities

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

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5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

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6

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Disciplined Growth will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

CATEGORY ASSETS                     FEE RATE
FIRST $1 BILLION                    0.8700%
NEXT $5 BILLION                     0.8100%
NEXT $15 BILLION                    0.7660%
NEXT $25 BILLION                    0.7190%
NEXT $50 BILLION                    0.6920%
NEXT $150 BILLION                   0.6890%
THEREAFTER                          0.6880%

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7

COMPLEX FEE SCHEDULE

COMPLEX ASSETS                FEE RATE: R CLASS          FEE RATE: ADVISOR CLASS
FIRST $2.5 BILLION            0.3100%                    0.0600%
NEXT $7.5 BILLION             0.3000%                    0.0500%
NEXT $15 BILLION              0.2985%                    0.0485%
NEXT $25 BILLION              0.2970%                    0.0470%
NEXT $25 BILLION              0.2870%                    0.0370%
NEXT $25 BILLION              0.2800%                    0.0300%
NEXT $25 BILLION              0.2700%                    0.0200%
NEXT $25 BILLION              0.2650%                    0.0150%
NEXT $25 BILLION              0.2600%                    0.0100%
NEXT $25 BILLION              0.2550%                    0.0050%
THEREAFTER                    0.2500%                    0.0000%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

DISCIPLINED GROWTH

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception in September 2005. He joined
American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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8

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND R CLASS SHARES

The Advisor Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the fund are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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9

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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10

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

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11

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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12

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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13

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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14

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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15

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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16

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, Advisor Class and R Class.

The shares offered by this prospectus are Advisor Class and R Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class and R Class shares have a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.50% for Advisor and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the
Advisor Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
17

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
18

NOTES

------
19

NOTES

------
20

NOTES

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
DISCIPLINED GROWTH FUND
  Advisor Class                757              ADCVX         N/A
--------------------------------------------------------------------------------
  R Class                      257              ADRRX         N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0509
SH-PRS-44909

September 30, 2005

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

Investor Class
Institutional Class
LONG-SHORT EQUITY FUND

THE LONG-SHORT EQUITY FUND IS NOT AVAILABLE TO SELF-DIRECTED RETAIL INVESTORS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation independent of equity market conditions.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The managers use quantitative models to construct the portfolio of stocks for the fund. The portfolio managers buy, or take long positions in, EQUITY
SECURITIES that they have identified as undervalued. They take SHORT POSITIONS in equity securities that they have identified as overvalued. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund's performance). A market neutral strategy seeks to limit the fund's volatility relative to the market. As a result of this strategy, the portfolio's price movements are not expected to correlate with the market's price movements.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

        [graphic of triangle]

        A SHORT POSITION ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT OWN
        BUT HAS BORROWED IN ANTICIPATION THAT THE MARKET PRICE OF THE SECURITY
        WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES, THE FUND CAN REPLACE
        THE BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE REPRESENTED
        BY THE DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND THE LOWER
        REPLACEMENT PRICE.

The fund's principal risks include:

MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

STYLE RISK - Because the fund's portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets.

HIGH PORTFOLIO TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high transaction costs, which could hurt the fund's performance, and cause capital gains tax liabilities for the fund's shareholders.

        [graphic of triangle]

        PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND SELLS
        PORTFOLIO SECURITIES.

------
2

OVERWEIGHTING RISK - The fund may suffer losses because of general advances or declines in the prices of stocks in market sectors or industries in which the fund is overweighted.

SHORT SALES RISK - If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price.

MANAGEMENT RISK - Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
6.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS
  Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          INVESTOR CLASS    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Long-Short Equity
Management Fee(1)                         1.38%             1.18%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees     None              None
--------------------------------------------------------------------------------
Other Expenses
   Dividends on short sales(2)            1.00%             1.00%
   Other(3)                               0.00%             0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      2.38%             2.18%
--------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS
     ASSETS DECREASE.

(2)  DIVIDENDS ON SHORT SALES ARE THE DIVIDENDS PAID TO THE LENDERS OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE FOR THE CURRENT FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES. THE EXPENSE RELATING TO DIVIDENDS ON SHORT SALES WILL VARY
     DEPENDING ON WHETHER THE SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS. EXCLUDING DIVIDENDS ON SHORT SALES,
     TOTAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE 1.38% FOR INVESTOR
     CLASS SHARES AND 1.18% FOR INSTITUTIONAL CLASS SHARES.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                        1 YEAR                       3 YEARS
--------------------------------------------------------------------------------
LONG-SHORT EQUITY
  Investor Class                        $239                         $736
--------------------------------------------------------------------------------
  Institutional Class                   $219                         $677
--------------------------------------------------------------------------------

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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation independent of equity market conditions.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques in a two-step process. In the first step, the portfolio manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States
(measured by the value of their stock) from most attractive to least attractive.
This is determined by using a stock selection model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers take long positions in equity securities that they have identified as undervalued and short positions in equity securities that they have identified as overvalued. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

When the managers believe that a security is undervalued relative to its peers, they may buy the security for the fund's long portfolio. When the managers believe that a security is overvalued relative to its peers, they may take a short position in the security. There may be times when the fund holds a significant portion of its assets in cash or cash equivalents, although the fund generally intends to have all of its assets invested (either long or short) in equities at all times. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund's performance). A market neutral strategy seeks to limit the fund's volatility relative to the market. As a result of this strategy, the portfolio's price movements are not expected to correlate with the market's price movements.

The fund's share price may increase if the securities in its long portfolio increase in value more than the securities underlying its short positions. On the other hand, the fund's share price may decrease if the securities underlying its short positions increase in value more than the securities in its long portfolio.

------
6

Under normal circumstances, the fund's security selection process may result in the managers taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by our security selection process.
The managers use a bottom-up approach in selecting securities, which may result in market sectors or industries being over- or underweighted. If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry, then the managers would tend to overweight that sector or industry. Conversely, if the security selection process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

The fund measures its return by a comparison to the return on 3-month U.S.
Treasury Bills. Accordingly, the managers attempt to achieve returns for the fund's shareholders that exceed the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills. An investment in the fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the
U.S. Government, Treasury Bills have a fixed rate of return, investors in
Treasury Bills do not risk losing their investment, and an investment in the fund is more volatile than an investment in Treasury Bills. See below for the principal risks of investing in the fund.

Because of the frequency with which the managers buy and sell portfolio securities, a larger portion of distributions received by shareholders are likely to reflect short-term capital gains, which are taxed as ordinary income rather than long-term capital gains.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Although the fund's investment strategy seeks to limit the risks associated with investing in the general equity market, the value of your shares may change depending on external conditions affecting the fund's portfolio, including market, economic, political, regulatory and other factors.

The fund's portfolio may not always be style-neutral. Consequently, the fund's performance may, from time to time, be sensitive to the value/growth cycle within the U.S. equity markets.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss related to advances or declines in the prices of stocks in those sectors or industries.

------
7

Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

There is no guarantee that the investment techniques and risk analyses employed by the portfolio managers will produce the desired results. If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's potential losses could exceed those of other mutual funds that hold only long stock portfolios.

Although the portfolio managers seek to maintain approximately equal dollar amounts in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not construct a portfolio of such positions that limits exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Long-Short Equity will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

CATEGORY ASSETS                    FEE RATE
FIRST $1 BILLION                   1.2300%
NEXT $5 BILLION                    1.1700%
NEXT $15 BILLION                   1.1260%
NEXT $25 BILLION                   1.0790%
NEXT $50 BILLION                   1.0520%
NEXT $150 BILLION                  1.0490%
THEREAFTER                         1.0480%

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9

COMPLEX FEE SCHEDULE
                                 INVESTOR CLASS             INSTITUTIONAL CLASS
COMPLEX ASSETS                   FEE RATE                   FEE RATE
FIRST $2.5 BILLION               0.3100%                    0.1100%
NEXT $7.5 BILLION                0.3000%                    0.1000%
NEXT $15 BILLION                 0.2985%                    0.0985%
NEXT $25 BILLION                 0.2970%                    0.0970%
NEXT $25 BILLION                 0.2870%                    0.0870%
NEXT $25 BILLION                 0.2800%                    0.0800%
NEXT $25 BILLION                 0.2700%                    0.0700%
NEXT $25 BILLION                 0.2650%                    0.0650%
NEXT $25 BILLION                 0.2600%                    0.0600%
NEXT $25 BILLION                 0.2550%                    0.0550%
THEREAFTER                       0.2500%                    0.0500%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since its inception in September 2005. He joined American
Century in August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the
University of Chicago. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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11

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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13

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts for the fund are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

The following policies apply to Investor Class and Institutional Class shareholders.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS)
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

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14

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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15

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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16

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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17

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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19

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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20

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher capital gains (or lower realized capital losses)
upon the sale of fund shares.

------
21

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class.

The shares offered by this prospectus are Investor Class shares and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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23

NOTES

------
24

NOTES

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25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
LONG-SHORT EQUITY FUND
  Investor                    108              ALHIX          N/A
--------------------------------------------------------------------------------
  Institutional               408              ALISX          N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0509
SH-PRS-44910

September 30, 2005

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

A Class
B Class
C Class
R Class
LONG-SHORT EQUITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation independent of equity market conditions.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The managers use quantitative models to construct the portfolio of stocks for the fund. The portfolio managers buy, or take long positions in, EQUITY
SECURITIES that they have identified as undervalued. They take SHORT POSITIONS in equity securities that they have identified as overvalued. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund's performance). A market neutral strategy seeks to limit the fund's volatility relative to the market. As a result of this strategy, the portfolio's price movements are not expected to correlate with the market's price movements.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

        [graphic of triangle]

        A SHORT POSITION ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT OWN
        BUT HAS BORROWED IN ANTICIPATION THAT THE MARKET PRICE OF THE SECURITY
        WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES, THE FUND CAN REPLACE
        THE BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE REPRESENTED
        BY THE DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND THE LOWER
        REPLACEMENT PRICE.

The fund's principal risks include:

MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

STYLE RISK - Because the fund's portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets.

HIGH PORTFOLIO TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high transaction costs, which could hurt the fund's performance, and cause capital gains tax liabilities for the fund's shareholders.

        [graphic of triangle]

        PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND SELLS
        PORTFOLIO SECURITIES.

------
2

OVERWEIGHTING RISK - The fund may suffer losses because of general advances or declines in the prices of stocks in market sectors or industries in which the fund is overweighted.

SHORT SALES RISK - If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price.

MANAGEMENT RISK - Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 A          B           C           R
                               CLASS      CLASS       CLASS       CLASS
------------------------------------------------------------------------
Maximum Sales                  5.75%      None        None        None
Charge (Load)
Imposed on
Purchases
   (as a percentage
   of offering price)
------------------------------------------------------------------------
Maximum Deferred               None(1)    5.00%(2)    1.00%(3)    None
Sales Charge (Load)
   (as a percentage
   of the original offering
   price for B Class
   shares or the lower
   of the original offering
   price or redemption
   proceeds for A and
   C Class shares)
------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 14, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THIS CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  A         B         C         R
                                CLASS     CLASS     CLASS     CLASS
------------------------------------------------------------------------
LONG-SHORT EQUITY

Management Fee(1)               1.38%     1.38%     1.38%     1.38%
------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees(2)         0.25%     1.00%     1.00%     0.50%
------------------------------------------------------------------------
Other Expenses
   Dividends on Short Sales(3)  1.00%     1.00%     1.00%     1.00%
   Other(4)                     0.00%     0.00%     0.00%     0.00%
------------------------------------------------------------------------
Total Annual Fund               2.63%     3.38%     3.38%     2.88%
Operating Expenses
------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS
     ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 24.

(3)  DIVIDENDS ON SHORT SALES ARE THE DIVIDENDS PAID TO THE LENDERS OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE FOR THE CURRENT FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES. THE EXPENSE RELATING TO DIVIDENDS ON SHORT SALES WILL VARY
     DEPENDING ON WHETHER THE SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS. EXCLUDING DIVIDENDS ON SHORT SALES,
     TOTAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE 1.63% FOR A CLASS
     SHARES, 2.38% FOR B CLASS SHARES, 2.38% FOR C CLASS SHARES and 1.88% FOR R
     CLASS SHARES.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
5

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                       1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Long-Short Equity
  A Class                              $824                          $1,338
--------------------------------------------------------------------------------
  B Class                              $737                          $1,326
--------------------------------------------------------------------------------
  C Class                              $337                          $1,026
--------------------------------------------------------------------------------
  R Class                              $288                          $882
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                                       1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Long-Short Equity
  A Class                              $824                          $1,338
--------------------------------------------------------------------------------
  B Class                              $337                          $1,026
--------------------------------------------------------------------------------
  C Class                              $337                          $1,026
--------------------------------------------------------------------------------
  R Class                              $288                          $882
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation independent of equity market conditions.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques in a two-step process. In the first step, the portfolio manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States
(measured by the value of their stock) from most attractive to least attractive.
This is determined by using a stock selection model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers take long positions in equity securities that they have identified as undervalued and short positions in equity securities that they have identified as overvalued. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

When the managers believe that a security is undervalued relative to its peers, they may buy the security for the fund's long portfolio. When the managers believe that a security is overvalued relative to its peers, they may take a short position in the security. There may be times when the fund holds a significant portion of its assets in cash or cash equivalents, although the fund generally intends to have all of its assets invested (either long or short) in equities at all times. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund's performance). A market neutral strategy seeks to limit the fund's volatility relative to the market. As a result of this strategy, the portfolio's price movements are not expected to correlate with the market's price movements.

The fund's share price may increase if the securities in its long portfolio increase in value more than the securities underlying its short positions. On the other hand, the fund's share price may decrease if the securities underlying its short positions increase in value more than the securities in its long portfolio.

------
7

Under normal circumstances, the fund's security selection process may result in the managers taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by our security selection process.
The managers use a bottom-up approach in selecting securities, which may result in market sectors or industries being over- or underweighted. If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry, then the managers would tend to overweight that sector or industry. Conversely, if the security selection process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

The fund measures its return by a comparison to the return on 3-month U.S.
Treasury Bills. Accordingly, the managers attempt to achieve returns for the fund's shareholders that exceed the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills. An investment in the fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the
U.S. Government, Treasury Bills have a fixed rate of return, investors in
Treasury Bills do not risk losing their investment, and an investment in the fund is more volatile than an investment in Treasury Bills. See below for the principal risks of investing in the fund.

Because of the frequency with which the managers buy and sell portfolio securities, a larger portion of distributions received by shareholders are likely to reflect short-term capital gains, which are taxed as ordinary income rather than long-term capital gains.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Although the fund's investment strategy seeks to limit the risks associated with investing in the general equity market, the value of your shares may change depending on external conditions affecting the fund's portfolio, including market, economic, political, regulatory and other factors.

The fund's portfolio may not always be style-neutral. Consequently, the fund's performance may, from time to time, be sensitive to the value/growth cycle within the U.S. equity markets.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

------
8

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss related to advances or declines in the prices of stocks in those sectors or industries.

Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

There is no guarantee that the investment techniques and risk analyses employed by the portfolio managers will produce the desired results. If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's potential losses could exceed those of other mutual funds that hold only long stock portfolios.

Although the portfolio managers seek to maintain approximately equal dollar amounts in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not construct a portfolio of such positions that limits exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Long-Short Equity will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

CATEGORY ASSETS                     FEE RATE
FIRST $1 BILLION                    1.2300%
NEXT $5 BILLION                     1.1700%
NEXT $15 BILLION                    1.1260%
NEXT $25 BILLION                    1.0790%
NEXT $50 BILLION                    1.0520%
NEXT $150 BILLION                   1.0490%
THEREAFTER                          1.0480%

------
10

COMPLEX FEE SCHEDULE
                                A CLASS, B CLASS,
                                C CLASS AND R CLASS
COMPLEX ASSETS                  FEE RATE
FIRST $2.5 BILLION              0.3100%
NEXT $7.5 BILLION               0.3000%
NEXT $15 BILLION                0.2985%
NEXT $25 BILLION                0.2970%
NEXT $25 BILLION                0.2870%
NEXT $25 BILLION                0.2800%
NEXT $25 BILLION                0.2700%
NEXT $25 BILLION                0.2650%
NEXT $25 BILLION                0.2600%
NEXT $25 BILLION                0.2550%
THEREAFTER                      0.2500%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since its inception in September 2005. He joined American
Century in August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the
University of Chicago. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C and R Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred              Contingent deferred sales charge
sales charge(2)                               on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares eight
                                              years after purchase
--------------------------------------------------------------------------------
Generally more appropriate for                Aggregate purchases are limited
long-term investors                           to amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS                                       R CLASS
--------------------------------------------------------------------------------
No initial sales charge                       No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge              No contingent deferred sales
on redemptions within 12 months               charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                            12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                         No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases are limited to            Generally offered through
amounts less than $1,000,000; generally       qualified retirement plans and
more appropriate for short-term investors     other fee-based arrangements
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

------
12

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                           SALES CHARGE    SALES CHARGE     AMOUNT PAID TO
                           AS A % OF       AS A % OF NET    FINANCIAL ADVISOR
PURCHASE AMOUNT            OFFERING PRICE  AMOUNT INVESTED  AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------
Less than $50,000          5.75%           6.10%            5.00%
------------------------------------------------------------------------------------
$50,000 - $99,999          4.75%           4.99%            4.00%
------------------------------------------------------------------------------------
$100,000 - $249,999        3.75%           3.90%            3.25%
------------------------------------------------------------------------------------
$250,000 - $499,999        2.50%           2.56%            2.00%
------------------------------------------------------------------------------------
$500,000 - $999,999        2.00%           2.04%            1.75%
------------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%           0.00%            1.00%(1)
------------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%           0.00%            0.50%(1)
------------------------------------------------------------------------------------
$10,000,000 or more        0.00%           0.00%            0.25%(1)
------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

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13

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families)
   of American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial advisor is 4.00% of the amount invested. If you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

                                    CDSC AS A % OF
REDEMPTIONS DURING                  ORIGINAL PURCHASE PRICE
------------------------------------------------------------
1st year                             5.00%
------------------------------------------------------------
2nd year                             4.00%
------------------------------------------------------------
3rd year                             3.00%
------------------------------------------------------------
4th year                             3.00%
------------------------------------------------------------
5th year                             2.00%
------------------------------------------------------------
6th year                             1.00%
------------------------------------------------------------
After 6th year                       None
------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor.

------
14

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A
      Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C
      Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

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15

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

------
16

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
17

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

------
18

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
20

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
21

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher capital gains (or lower realized capital losses)
upon the sale of fund shares.

------
22

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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23

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of the fund through financial intermediaries: A Class, B Class, C Class, R Class, Investor Class and
Institutional Class. The shares offered by this prospectus are A Class, B
Class, C Class and R Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
24

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
LONG-SHORT EQUITY FUND

  A Class                     125              ALIAX         N/A
--------------------------------------------------------------------------------
  B Class                     325              ALIBX         N/A
--------------------------------------------------------------------------------
  C Class                     608              ALICX         N/A
--------------------------------------------------------------------------------
  R Class                     208              ALIRX         N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0509
SH-PRS-44911

September 30, 2005

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

Disciplined Growth Fund
Equity Growth Fund
Global Gold Fund
Income & Growth Fund
Long-Short Equity Fund
Small Company Fund
Utilities Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MAY 1, 2005, JULY 29, 2005 ANDSEPTEMBER 30, 2005, BUT IS NOT
A PROSPECTUS. THE STATEMENTOF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITHTHE FUNDS' PROSPECTUSES. IF YOU WOULD LIKE A COPY OF
THEPROSPECTUSES, PLEASE CONTACT US AT ONE OF THE ADDRESSES ORTELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISITAMERICAN CENTURY'S WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

FUND INVESTMENT GUIDELINES. . . . . . . . . . . . . . . . . . . . . . . . . . 3

        DISCIPLINED GROWTH, EQUITY GROWTH,

THE FUNDS' HISTORY

American Century Quantitative Equity Funds, Inc. is a registered open-end management investment company organized as a Maryland corporation. It is the successor in interest to American Century Quantitative Equity Funds, originally organized as a California corporation named Benham Equities, Inc. on December
31, 1987. From August 18, 1988, to January 1, 1997, it was known as Benham
Equity Funds. Throughout the statement of additional information, we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
DISCIPLINED GROWTH
  Investor Class                       ADSIX                        9/30/2005
--------------------------------------------------------------------------------
  Institutional Class                  ADCIX                        9/30/2005
--------------------------------------------------------------------------------
  R Class                              ADRRX                        9/30/2005
--------------------------------------------------------------------------------
  Advisor Class                        ADCVX                        9/30/2005
--------------------------------------------------------------------------------
EQUITY GROWTH
  Investor Class                       BEQGX                        05/09/1991
--------------------------------------------------------------------------------
  Institutional Class                  AMEIX                        01/02/1998
--------------------------------------------------------------------------------
  C Class                              AEYCX                        07/18/2001
--------------------------------------------------------------------------------
  R Class                              AEYRX                        07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                        BEQAX                        10/09/1997
--------------------------------------------------------------------------------
GLOBAL GOLD
  Investor Class                       BGEIX                        08/17/1988
--------------------------------------------------------------------------------
  Advisor Class                        ACGGX                        05/06/1998
--------------------------------------------------------------------------------
INCOME & GROWTH
  Investor Class                       BIGRX                        12/17/1990
--------------------------------------------------------------------------------
  Institutional Class                  AMGIX                        01/28/1998
--------------------------------------------------------------------------------
  C Class                              ACGCX                        06/28/2001
--------------------------------------------------------------------------------
  R Class                              AICRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                        AMADX                        12/15/1997
--------------------------------------------------------------------------------
LONG-SHORT EQUITY
  Investor Class                       ALHIX                        9/30/2005
--------------------------------------------------------------------------------
  Institutional Class                  ALISX                        9/30/2005
--------------------------------------------------------------------------------
  A Class                              ALIAX                        9/30/2005
--------------------------------------------------------------------------------
  B Class                              ALIBX                        9/30/2005
--------------------------------------------------------------------------------
  C Class                              ALICX                        9/30/2005
--------------------------------------------------------------------------------
  R Class                              ALIRX                        9/30/2005
--------------------------------------------------------------------------------
SMALL COMPANY
  Investor Class                       ASQIX                        07/31/1998
--------------------------------------------------------------------------------
  Institutional Class                  ASCQX                        10/01/1999
--------------------------------------------------------------------------------
  R Class                              ASCRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                        ASQAX                        09/07/2000
--------------------------------------------------------------------------------
UTILITIES
  Investor Class                       BULIX                        03/01/1993
--------------------------------------------------------------------------------
  Advisor Class                        ACUTX                        06/25/1998
--------------------------------------------------------------------------------

------
2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., (ACIM) can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section,
INVESTMENT STRATEGIES AND RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, except Global Gold, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold is classified as nondiversified. Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price change in any one of these securities may have a greater impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

DISCIPLINED GROWTH, EQUITY GROWTH, INCOME & GROWTH AND SMALL COMPANY

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the funds'
management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under
INVESTMENT STRATEGIES AND RISKS, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page
12, SHORT-TERM SECURITIES, page 15 and FUTURES AND OPTIONS, page 16.

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3

LONG-SHORT EQUITY

Over time, Long-Short Equity aims to achieve its returns with reduced volatility and reduced market correlation as compared to a traditional equity fund that holds only long positions. A traditional equity fund is fully exposed to the equity market and thus bears the full market risk of its investments. Long-Short
Equity, however, seeks to reduce its exposure to market movements by combining a short portfolio (being in a position to profit when securities prices go down)
with a long portfolio (being in a position to profit when securities prices go
up). Reduced exposure to the equity market using this strategy should contribute to lower overall volatility of the fund's returns. In addition, the fund's variation in returns should be somewhat different from a traditional U.S. equity fund. Traditional U.S. equity funds normally produce positive returns in bull markets and negative returns in bear markets, making them correlated with the overall market. A primary goal of Long-Short Equity is to provide positive returns independent of equity market conditions.

GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the portfolio managers may make is in gold itself, as described below.

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins.
There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the
United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the portfolio managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

------
4

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this statement of additional information, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets)
than would be the case with investments in the securities of larger U.S.
companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several central banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its portfolio managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

------
5

UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

ENVIRONMENTAL RISKS. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY AND COMPETITIVE RISKS. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS. Utility companies usually finance capital expenditures
(e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

------
6

FOREIGN SECURITIES

Each fund may invest its assets in the securities of issuers in developed foreign countries, including foreign governments, when these securities meet its standards of selection. The funds consider developed countries to include
Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany,
Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. Securities of foreign issuers may trade in the
U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

------
7

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

INVESTING IN EMERGING MARKET COUNTRIES

Global Gold and Utilities may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States. In addition, as used in this statement of additional information,
"securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

DEPOSITARY RECEIPTS

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

------
8

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protect the fund from the foreign settlement risks described under the section titled FOREIGN SECURITIES, page 7.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 12.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

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9

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative security in which a fund might invest.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on nonconvertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a nonconvertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

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10

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

DEBT SECURITIES

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the funds' advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

SHORT SALES

A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. That fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the fund repays the person that lent it the security for any interest or dividends that may have been paid or accrued during the period of the loan.
Each fund other than Long-Short Equity may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

The use of short sales is a primary investment strategy of Long-Short Equity.
The fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid securities with its custodian in at least an amount equal to the current market value of the securities sold short until the fund replaces a borrowed security.

In short sale transactions, a fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by a fund, that fund must pay the

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lender any interest or dividends that may have been paid or accrued during the loan period. In order to borrow the security, a fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors. Short sales also cause a fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain a fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, accrued interest or dividends and transaction costs a fund may be required to pay.

There is no guarantee that a fund will be able to close out a short position at any particular time or at a particular price. During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another lender. If that occurs, the fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

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12

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

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REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment

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14

obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies, (including money market funds) currently is limited to:

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

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15

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position); or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position); or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or

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16

index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

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17

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. GOVERNMENT SECURITIES

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association, are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

------
18

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT         POLICY
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or
                emergency purposes (not for leveraging or investment) in
                an amount not exceeding 33-1/3% of the fund's total assets.
                For purposes of this policy, short positions held by the
                funds will not be considered borrowings.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or other
                instruments. This policy shall not prevent a fund from
                investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   Disciplined Growth, Equity Growth, Income & Growth,
                Long-Short Equity and Small Company may not concentrate
                (invest 25% or more of the fund's total assets at the time of purchase) their investments in securities of issuers in a particular industry (other than securities issued or
                guaranteed by the U.S. government or any of its agencies
                or instrumentalities). The other funds may not deviate from their policies of concentrating investments in securities of issuers as follows: engaged in mining, fabricating,
                processing or dealing in gold or other precious metals, such as silver, platinum and palladium [Global Gold only]; or
                engaged in the utilities industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued
                by others, except to the extent that the fund may be
                considered an underwriter within the meaning of the
                Securities Act of 1933 in the disposition of restricted
                securities.
--------------------------------------------------------------------------------
Commodities     For all funds except Global Gold: A fund may not purchase
                or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or
                selling options and futures contracts or investing in
                securities or other instruments backed by physical
                commodities.

                For Global Gold only: The fund may not purchase gold
                bullion, gold coins, or gold represented by certificates
                of ownership interest or gold futures contracts whose
                underlying commodity value would cause the fund's
                aggregate investment in such commodities to exceed
                10% of the fund's net assets.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control
                over management.
--------------------------------------------------------------------------------

------
19

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration:

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT          POLICY
--------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities
                 at any time during which outstanding borrowings exceed
                 5% of the total assets of the fund. For purposes of this
                 policy, short positions held by the funds will not be
                 considered borrowings.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a
                 repurchase agreement if, as a result, more than 15% of
                 its net assets would be invested in illiquid securities.
                 Illiquid securities include repurchase agreements not
                 entitling the holder to payment of principal and interest
                 within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the
                 absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      Except for the Long-Short Equity Fund, a fund may not
                 sell securities short, unless it owns or has the right to
                 obtain securities equivalent in kind and amount to the
                 securities sold short, and provided that transactions in
                 futures contracts and options are not deemed to
                 constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to
                 obtain such short-term credits as are necessary for the
                 clearance of transactions, and provided that margin
                 payments in connection with futures contracts and
                 options on futures contracts shall not constitute
                 purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------
20

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights tables in that fund's prospectus.

The portfolio managers consider the length of time a security has been held in determining whether to sell it. Under normal market conditions, the portfolio managers do not expect turnover rates to exceed 100% for Income & Growth and
Utilities; 150% for Disciplined Growth, Equity Growth and Global Gold; 175% for
Small Company; and 200% for the Long-Short Equity Fund.

While the managers do take portfolio turnover rate into account in making investment decisions, the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio turnover, the portfolio managers consider a number of other factors in the course of making a determination of whether to sell a particular security. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, there is another security with more attractive risk characteristics, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or general economic conditions, or because of some combination of such reasons.

High turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM or the advisor); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly-owned subsidiary of ACIM, unless otherwise noted. Only officers with policy making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------
21

                                                                            NUMBER OF
                                                                            PORTFOLIOS
                                          LENGTH    PRINCIPAL               IN FUND       OTHER
                             POSITION(S)  OF TIME   OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
NAME, ADDRESS                HELD WITH    SERVED    DURING PAST             OVERSEEN      HELD BY
(YEAR OF BIRTH)              FUND         (YEARS)   5 YEARS                 BY DIRECTOR   DIRECTOR
--------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------
William M. Lyons             Director     7         Chief Executive         35            None
4500 Main Street                                    Officer, ACC
Kansas City, MO 64111                               (September 2000
(1955)                                              to present)
                                                    President, ACC
                                                    (June 1997
                                                    to present)
                                                    Chief Operating
                                                    Officer, ACC
                                                    (June 1996 to
                                                    September 2000)
                                                    Also serves as:
                                                    Chief Executive
                                                    Officer and
                                                    President, ACIS,
                                                    ACGIM, ACIM
                                                    and other
                                                    ACC subsidiaries
                                                    Executive Vice
                                                    President, ACS LLC
                                                    Director, ACC,
                                                    ACGIM, ACIM,
                                                    ACS LLC and other
                                                    ACC subsidiaries
--------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------
Antonio Canova               Director     Less      Chief Financial         35            None
1665 Charleston Road                      than      Officer, BROCADE
Mountain View, CA 94043                   1         COMMUNICATIONS
(1961)                                    year      SYSTEMS, INC.
                                                    (May 2001
                                                    to present)
                                                    Vice President,
                                                    Administration
                                                    BROCADE
                                                    COMMUNICATIONS
                                                    SYSTEMS, INC.
                                                    (November 2004
                                                    to present)
                                                    Vice President,
                                                    Finance
                                                    BROCADE
                                                    COMMUNICATIONS
                                                    SYSTEMS, INC.
                                                    (November 2000 to
                                                    November 2004)
                                                    Vice President,
                                                    Chief Financial
                                                    Officer and Secretary,
                                                    WIRELESS INC.
                                                    (April 2000 to
                                                    November 2000)
--------------------------------------------------------------------------------------------------------
John Freidenrich             Director     Less      Member and              35            None
1665 Charleston Road                      than      Manager, REGIS
Mountain View, CA 94043                   1         MANAGEMENT
(1937)                                    year      COMPANY, LLC
                                                    (April 2004
                                                    to present)
                                                    Partner and Founder,
                                                    BAY PARTNERS
                                                    (Venture capital firm,
                                                    1976 to present)
                                                    Partner and Founder,
                                                    WARE & FREIDENRICH
                                                    (1968 to present)
--------------------------------------------------------------------------------------------------------
Ronald J. Gilson             Director,    9         Charles J. Meyers       35            None
1665 Charleston Road         Chairman               Professor of Law
Mountain View, CA 94043      of the                 and Business,
(1946)                       Board                  STANFORD LAW SCHOOL
                                                    (1979 to present)
                                                    Marc and Eva Stern
                                                    Professor of Law and
                                                    Business, COLUMBIA
                                                    UNIVERSITY SCHOOL
                                                    OF LAW
                                                    (1992 to present)
--------------------------------------------------------------------------------------------------------

------
22

                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                       LENGTH   PRINCIPAL              IN FUND         OTHER
                          POSITION(S)  OF TIME  OCCUPATION(S)          COMPLEX         DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED   DURING PAST            OVERSEEN        HELD BY
(YEAR OF BIRTH)           FUND         (YEARS)  5 YEARS                BY DIRECTOR     DIRECTOR
-----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------
Kathryn A. Hall           Director     3        Co-Chief Executive     35              None
1665 Charleston Road                            Officer and
Mountain View, CA 94043                         Chief Investment
(1957)                                          Officer,
                                                OFFIT HALL CAPITAL
                                                MANAGEMENT, LLC
                                                (April 2002
                                                to present)
                                                President and
                                                Managing Director,
                                                LAUREL MANAGEMENT
                                                COMPANY, L.L.C.
                                                (1996 to April 2002)
-----------------------------------------------------------------------------------------------------
Myron S. Scholes          Director     24       Chairman, OAK          35              Director,
1665 Charleston Road                            HILL PLATINUM                          DIMENSIONAL
Mountain View, CA 94043                         PARTNERS, and a                        FUND ADVISORS
(1941)                                          Partner, OAK HILL                      (investment
                                                CAPITAL MANAGEMENT                     advisor, 1982
                                                (1999 to present)                      to present)
                                                Frank E. Buck                          Director,
                                                Professor of                           CHICAGO
                                                Finance-Emeritus,                      MERCANTILE
                                                STANFORD GRADUATE                      EXCHANGE
                                                SCHOOL OF BUSINESS                     (2000 to
                                                (1981 to present)                      present)
-----------------------------------------------------------------------------------------------------
Kenneth E. Scott          Director     33       Ralph M. Parsons       35              None
1665 Charleston Road                            Professor of Law
Mountain View, CA 94043                         and Business,
(1928)                                          STANFORD LAW SCHOOL
                                                (1972 to present)
-----------------------------------------------------------------------------------------------------
John B. Shoven            Director     2        Professor of           35              Director,
1665 Charleston Road                            Economics,                             CADENCE
Mountain View, CA 94043                         STANFORD UNIVERSITY                    DESIGN
(1947)                                          (1977 to present)                      SYSTEMS,
                                                                                       (1992 to
                                                                                       present)
                                                                                       Director,
                                                                                       WATSON
                                                                                       WYATT
                                                                                       WORLDWIDE,
                                                                                       (2002 to
                                                                                       present)
                                                                                       Director,
                                                                                       PALMSOURCE
                                                                                       INC.
                                                                                       (2002 to
                                                                                       present)
-----------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Director     20       Retired, Director      35              Director,
1665 Charleston Road                            and Partner,                           QUINTUS
Mountain View, CA 94043                         WINDY HILL                             CORPORATION
(1945)                                          PRODUCTIONS, LP                        (automation
                                                (educational                           solutions,
                                                software,                              1995 to
                                                1994 to 1998)                          present)
-----------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------
William M. Lyons          President    4        See entry above        Not             Not
4500 Main Street                                under "Interested      applicable      applicable
Kansas City, MO 64111                           Directors."
(1955)
-----------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive    4        Chief Administrative   Not             Not
4500 Main Street          Vice                  Officer, ACC           applicable      applicable
Kansas City, MO 64111     President             (August 1997
(1946)                                          to present)
                                                Chief Financial
                                                Officer, ACC
                                                (May 1995 to
                                                October 2002)
                                                Executive Vice
                                                President, ACC
                                                (May 1995
                                                to present)
                                                Also serves as:
                                                Chief Executive
                                                Officer, Chief
                                                Financial Officer
                                                and President,
                                                ACS LLC
                                                Chief Financial
                                                Officer and
                                                Executive Vice
                                                President, ACGIM,
                                                ACIM, ACIS and
                                                other ACC
                                                subsidiaries
                                                Treasurer, ACGIM,
                                                ACIM and
                                                other ACC
                                                subsidiaries
                                                Director, ACC and
                                                other ACC
                                                subsidiaries
-----------------------------------------------------------------------------------------------------

------
23

                                                                        NUMBER OF
                                         LENGTH                         PORTFOLIOS
                         POSITION(S)     OF       PRINCIPAL             IN FUND        OTHER
                         HELD            TIME     OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
NAME, ADDRESS            WITH            SERVED   DURING PAST           OVERSEEN       HELD BY
(YEAR OF BIRTH)          FUND            (YEARS)  5 YEARS               BY DIRECTOR    DIRECTOR
----------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice     4        Assistant Treasurer,  Not            Not
4500 Main Street         President,               ACC                   applicable     applicable
Kansas City, MO 64111    Treasurer                (January 1995
(1956)                   and Chief                to present)
                         Accounting               Also serves as:
                         Officer                  Senior Vice
                                                  President, ACS LLC
                                                  Assistant Treasurer,
                                                  ACGIM, ACIM, ACIS
                                                  and ACS LLC
----------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice     6        Vice President, ACC   Not            Not
4500 Main Street         President                (February 2001        applicable     applicable
Kansas City, MO 64111    and                      to present)
(1958)                   General                  General Counsel,
                         Counsel                  ACC
                                                  (June 1998
                                                  to present)
                                                  Also serves as:
                                                  Senior Vice
                                                  President and
                                                  General Counsel,
                                                  ACGIM, ACIM,
                                                  ACIS, ACS LLC
                                                  and other
                                                  ACC subsidiaries
----------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice            4        Chief Compliance      Not            Not
4500 Main Street         President                Officer, ACS LLC,     applicable     applicable
Kansas City, MO 64111    and                      ACIM and ACGIM
(1967)                   Chief           Less     (March 2005
                         Compliance      than     to present)
                         Officer         1 year   Vice President,
                                                  ACS LLC
                                                  (February 2000
                                                  to present)
                                                  Assistant General
                                                  Counsel, ACS LLC
                                                  (January 1998
                                                  to March 2005)
----------------------------------------------------------------------------------------------------
C. Jean Wade             Controller(1)   8        Vice President,       Not            Not
4500 Main Street                                  ACS LLC               applicable     applicable
Kansas City, MO 64111                             (February 2000
(1964)                                            to present)
                                                  Controller-
                                                  Investment
                                                  Accounting,
                                                  ACS LLC
                                                  (June 1997
                                                  to present)
----------------------------------------------------------------------------------------------------
Robert Leach             Controller      8        Vice President,       Not            Not
4500 Main Street                                  ACS LLC               applicable     applicable
Kansas City, MO 64111                             (February 2000
(1966)                                            to present)
                                                  Controller-Fund
                                                  Accounting,
                                                  ACS LLC
                                                  (June 1997
                                                  to present)
----------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer     7        Vice President, ACC   Not            Not
4500 Main Street                                  (October 2001         applicable     applicable
Kansas City, MO 64111                             to present)
(1967)                                            Vice President,
                                                  Corporate Tax,
                                                  ACS LLC
                                                  (April 1998
                                                  to present)
                                                  Vice President,
                                                  ACGIM,
                                                  ACIM, ACIS and
                                                  other ACC
                                                  subsidiaries
----------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider appropriate.
They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable

------
24

to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities)

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for the new funds (Disciplined Growth and Long-Short Equity), the board examined many of the same factors. While profitability of a non-existent fund cannot be measured, they considered the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial part of the

------
25

start-up costs of the fund. They compared the resulting total expense ratio of the fund against its peers. They considered the experience of the portfolio management staff designated to manage the fund. Finally, they considered the position that the new fund would take in the line up of the American Century family of funds and the benefits of the broadened product offering to shareholders of existing funds and the new fund.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued
and, in the case of Disciplined Growth and Long-Short Equity, approved.

COMMITTEES

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                              MEETINGS
                                                                              HELD
                                                                              DURING
                                                                              LAST
                                                                              FISCAL
COMMITTEE      MEMBERS                       FUNCTION                         YEAR
---------------------------------------------------------------------------------------
Audit and      Kenneth E. Scott              The Audit and Compliance         5
Compliance     Antonio Canova                Committee approves the
               Ronald J. Gilson              engagement of the funds'
               Jeanne D. Wohlers             independent registered public
                                             accounting firm, recommends
                                             approval of such engagement
                                             to the independent directors,
                                             and oversees the activities of
                                             the funds' independent
                                             registered public accounting
                                             firm. The committee receives
                                             reports from the advisor's
                                             Internal Audit Department,
                                             which is accountable to the
                                             committee. The committee
                                             also receives reporting about
                                             compliance matters affecting
                                             the funds.
---------------------------------------------------------------------------------------
Corporate      Ronald J. Gilson              The Corporate Governance         3
Governance     John Freidenrich              Committee reviews board
               John B. Shoven                procedures and committee
                                             structures. It also considers
                                             and recommends individuals
                                             for nomination as directors.
                                             The names of potential
                                             director candidates may be
                                             drawn from a number of
                                             sources, including
                                             recommendations from
                                             members of the board,
                                             management (in the case
                                             of interested directors only)
                                             and shareholders.
                                             Shareholders may submit
                                             director nominations to the
                                             Corporate Secretary,
                                             American Century Funds,
                                             P. O. Box 410141, Kansas
                                             City, MO 64141. All such
                                             nominations will be forwarded
                                             to the committee for
                                             consideration. The committee
                                             also may recommend the
                                             creation of new committees,
                                             evaluate the membership
                                             structure of new and existing
                                             committees, consider the
                                             frequency and duration of
                                             board and committee
                                             meetings and otherwise
                                             evaluate the responsibilities,
                                             processes, resources,
                                             performance and
                                             compensation of the board.
---------------------------------------------------------------------------------------
Portfolio      Myron Scholes                 The Portfolio Committee          5
               John Freidenrich              reviews quarterly the
               Kathryn A. Hall               investment activities and
               William M. Lyons (ad hoc)     strategies used to manage
                                             fund assets. The committee
                                             regularly receives reports
                                             from portfolio managers,
                                             credit analysts and other
                                             investment personnel
                                             concerning the funds'
                                             investments.
---------------------------------------------------------------------------------------
Quality of     John B. Shoven                The Quality of Service           5
Service        Ronald J. Gilson              Committee reviews the level
               William M. Lyons (ad hoc)     and quality of transfer agent
                                             and administrative services
                                             provided to the funds and
                                             their shareholders. It receives
                                             and reviews reports comparing
                                             those services to those of fund
                                             competitors and seeks to
                                             improve such services where
                                             feasible and appropriate.
---------------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors serve as directors or trustees for eight American Century investment companies. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

------
26

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act. Because he was not a director as of December 31, 2004, Mr. Canova is not included in the table.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004

                                                      TOTAL COMPENSATION
                           TOTAL COMPENSATION         FROM THE AMERICAN
NAME OF DIRECTOR           FROM THE FUNDS(1)          CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat (3)       $18,440                    $87,000
--------------------------------------------------------------------------------
John Freidenrich(4)        $1,416                     $10,540
--------------------------------------------------------------------------------
Ronald J. Gilson           $33,200                    $128,500
--------------------------------------------------------------------------------
Kathryn A. Hall            $18,182                    $86,250
--------------------------------------------------------------------------------
Myron S. Scholes           $17,549                    $84,500
--------------------------------------------------------------------------------
Kenneth E. Scott           $20,074                    $91,750
--------------------------------------------------------------------------------
John B. Shoven             $17,660                    $84,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers          $17,930                    $85,500
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     GILSON, $128,500; MS. HALL, $43,125; MR. SCHOLES, $84,500; MR. SCOTT,
     $91,750; AND MR. SHOVEN, $84,750.

(3)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(4)  MR. FREIDENRICH JOINED THE CORPORATION'S ADVISORY BOARD ON AUGUST 26,
     2004. HE JOINED THE BOARD OF DIRECTORS ON MARCH 1, 2005.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

------
27

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table. Because Disciplined Growth and Long-Short Equity were not in operation as of the calendar year end, they are not included in the table below.

                                                NAME OF DIRECTORS
--------------------------------------------------------------------------------
                                 WILLIAM M.        RONALD J.         KATHRYN A.
                                 LYONS             GILSON            HALL
--------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
  Equity Growth                  C                 E                 A
--------------------------------------------------------------------------------
  Global Gold                    A                 A                 A
--------------------------------------------------------------------------------
  Income & Growth                E                 A                 D
--------------------------------------------------------------------------------
  Small Company                  E                 A                 A
--------------------------------------------------------------------------------
  Utilities                      A                 A                 A
--------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE
OF EQUITY SECURITIES IN
ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY
DIRECTOR IN FAMILY OF
INVESTMENT COMPANIES             E                 E                 D
--------------------------------------------------------------------------------

                                            NAME OF DIRECTORS
--------------------------------------------------------------------------------
                             MYRON S.    KENNETH E.     JOHN B.     JEANNE D.
                             SCHOLES     SCOTT          SHOVEN      WOHLERS
--------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
  Equity Growth              D           A              A           D
--------------------------------------------------------------------------------
  Global Gold                A           A              A           A
--------------------------------------------------------------------------------
  Income & Growth            C           E              E           A
--------------------------------------------------------------------------------
  Small Company              A           A              A           A
--------------------------------------------------------------------------------
  Utilities                  A           A              A           A
--------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE
OF EQUITY SECURITIES IN
ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY
DIRECTOR IN FAMILY OF
INVESTMENT COMPANIES         E           E              E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a
Code of Ethics under Rule 17j-1 of the Investment Company Act and the Code of
Ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

------
28

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

------
29

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of September
12, 2005 are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company

------
30

*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

------
31

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
32

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September 2, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the Disciplined Growth and Long-Short Equity funds were not in operation, they are not included in the table below.

                                               PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                           OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
EQUITY GROWTH
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co. Inc.             20%              0%
         San Francisco, California

         Massachusetts Mutual                  8%               0%
         Life Insurance Co.
         Springfield, Massachusetts
--------------------------------------------------------------------------------
  Institutional Class
         UMB Bank NA TR                        60%              0%
         Phelps Dodge Employee
         Savings Plan & Trust
         Kansas City, Missouri

         Fidelity FIIOC TR                     16%              0%
         FBO Certain Employee
         Benefit Plans
         Covington, Kentucky

         Trustees of American Century P/S &    9%               9%
         401k Savings Plan & Trust
         Kansas City, Missouri

         American Century Serv. Corp.          6%               6%
         My Retirement 2025 Portfolio
         Equity Growth Omnibus
         Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co. Inc.             22%              0%
         San Francisco, California

         Saxon & Co.                           16%              0%
         Philadelphia, Pennsylvania

         AMFO & Co.                            7%               0%
         Kansas City, Missouri

         Union Bank TR                         6%               0%
         FBO Select Benefit Omnibus
         San Diego, California
--------------------------------------------------------------------------------
  C Class
         Mobank & Co. EB                       6%               0%
         Monroe, Michigan
--------------------------------------------------------------------------------
  R Class
         American Century Investment           100%             100%
         Management Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
33

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
GLOBAL GOLD
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co. Inc.            18%              0%
         San Francisco, California
--------------------------------------------------------------------------------
  Advisor Class
         National Financial Services Corp.    46%              0%
         New York, New York

         National Inv Svcs. Corp.             18%              0%
         New York, New York
--------------------------------------------------------------------------------
INCOME & GROWTH
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co. Inc.            12%              0%
         San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
         UBATCO & Co.                         15%              0%
         FBO College Savings
         Plan of Nebraska
         Lincoln, Nebraska

         UMB Bank NA TR                       13%              0%
         Phelps Dodge Employee
         Savings Plan & Trust
         Kansas City, Missouri

         JPMorgan Chase Bank Trustee          8%               0%
         Black & Veatch Employee
         Savings Plan
         Kansas City, Missouri

         UMB Bank NA TR                       8%               0%
         Allergan, Inc. Savings and
         Investment Plan & Trust
         Kansas City, Missouri

         JPMorgan Chase Bank Trustee          6%               0%
         Andrew P/S Trust
         Kansas City, Missouri

         Nationwide Insurance                 5%               0%
         Company QPVA
         Columbus, Ohio
--------------------------------------------------------------------------------
  Advisor Class
         Nationwide Insurance                 19%              0%
         Company QPVA
         Columbus, Ohio

         Nationwide Trust Company             14%              0%
         Columbus, Ohio

         American Express Trust Co.           9%               0%
         FBO American Express Trust
         Retirement Service Plans
         Minneapolis, Minnesota

         Wells Fargo Bank NA                  6%               0%
         Minneapolis, Minnesota

         State Street Bank                    6%               0%
         North Quincy, Massachusetts
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
34

                                                PERCENTAGE OF   PERCENTAGE OF
                                                OUTSTANDING     OUTSTANDING
FUND/                                           SHARES OWNED    SHARES OWNED
CLASS   SHAREHOLDER                             OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
INCOME & GROWTH
--------------------------------------------------------------------------------
  C Class
        Mobank & Co. EB                         14%             0%
        Monroe, Michigan

        Pershing LLC                            13%             0%
        Jersey City, New Jersey
--------------------------------------------------------------------------------
  R Class
        MLPF&S                                  79%             0%
        For the Sole Benefit of its customers
        Jacksonville, Florida

        MG Trust                                7%              0%
        Life Care Home Svcs
        of NW PA Retirement
        Denver, Colorado
--------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------
  Investor Class
        Charles Schwab & Co. Inc.               17%             0%
        San Francisco, California

        ITT Industries Investment               7%              0%
        & Savings 401k Trust
        FBO Salaried Employees
        Jersey City, New Jersey

        Fidelity FIIOC TR                       6%              0%
        FBO Certain Employee
        Benefit Plans
        Covington, Kentucky

        Kenneth E. Goodman &                    5%              0%
        William B. Sparks TR
        Forest Laboratories Inc.
        Savings & PSP
        New York, New York
--------------------------------------------------------------------------------
  Institutional Class
        JPMorgan Chase Bank Trustee             12%             0%
        Koch Industries
        Employee Savings Plan
        Kansas City, Missouri

        Fidelity Fiioc TR                       11%             0%
        FBO Certain Employee
        Benefit Plans
        Covington, Kentucky

        Wachovia Bank                           9%              0%
        FBO Portfolio Strategies
        Cash Cash
        Charlotte, North Carolina
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
35

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------
  Institutional Class
           Nationwide Trust Co.              9%                 0%
           FBO Participating Retirement
           Plans TPA-NTC
           Columbus, Ohio

           Wachovia Bank                     6%                 0%
           FBO Portfolio Strategies
           Reinv Reinv
           Charlotte, North Carolina

           JPMorgan Chase Bank Trustee       6%                 0%
           Simpson Employees
           Savings Plan
           Kansas City, Missouri

           Wells Fargo Bank NA               6%                 0%
           FBO Mastercard Intl
           Pension Plan
           Minneapolis, Minnesota

           Citibank NA Trustee               5%                 0%
           FBO Rowan Companies
           Pension Plan
           New York, New York
--------------------------------------------------------------------------------
  Advisor Class
           John Hancock Life                 33%                0%
           Insurance Co. USA
           Laura Ross Us SRS
           Seg. Fund/Acct
           Toronto, Ontario

           Nationwide Trust Company          23%                0%
           Columbus, Ohio

           Charles Schwab & Co. Inc.         8%                 0%
           San Francisco, California

           Nationwide Insurance              5%                 0%
           Company QPVA
           Columbus, Ohio

           T Rowe Price's Retirement         5%                 0%
           Plan Svcs
           FBO Retirement Plan Clients
           Owings Mills, Maryland
--------------------------------------------------------------------------------
  R Class
           Symetra Investment Services       59%                0%
           Seattle, Washington

           State Street Bank & Trust         8%                 0%
           FBO Allen Boone
           Humphries LLP
           Houston, Texas
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
36

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------
  R Class
         Stephen Olson and                    6%               0%
         Judith Olson Laakso TR
         The Olson Company 401K
         Retirement Plan
         Seal Beach, California

         Edward J. Porento Trustee            6%               0%
         Best Cutting Die Co
         Employees PSP and Trust
         Skokie, Illinois

         Fehr & Peers Associates Inc.         5%               0%
         401k Profit Sharing Plan
         Walnut Creek, California
--------------------------------------------------------------------------------
UTILITIES
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co. Inc.            22%              0%
         San Francisco, California

         National Financial Services Corp.    6%               0%
         New York, New York
--------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co. Inc.            78%              0%
         San Francisco, California

         Morgan Keegan & Company Inc.         7%               0%
         Memphis, Tennessee
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Quantitative Equity Funds, Inc.
A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of
September 2, 2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

------
37

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the corporation's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Directors as the corporation. Together, the Fund Category Assets and the
Other Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH AND UTILITIES
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.5200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.4600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.4160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.3690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.3420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.3390%
--------------------------------------------------------------------------------
Thereafter                                                              0.3380%
--------------------------------------------------------------------------------

------
38

INVESTMENT CATEGORY FEE SCHEDULE FOR: DISCIPLINED GROWTH
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.8700%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.8100%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.7660%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.7190%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.6920%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.6890%
--------------------------------------------------------------------------------
Thereafter                                                              0.6880%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: LONG-SHORT EQUITY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.2300%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.1700%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.1260%
--------------------------------------------------------------------------------
Next $25 billion                                                        1.0790%
--------------------------------------------------------------------------------
Next $50 billion                                                        1.0520%
--------------------------------------------------------------------------------
Next $150 billion                                                       1.0490%
--------------------------------------------------------------------------------
Thereafter                                                              1.0480%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: SMALL COMPANY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.7200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.6600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.6160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.5690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.5420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.5390%
--------------------------------------------------------------------------------
Thereafter                                                              0.5380%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                          INVESTOR, A,
                          B, C AND              ADVISOR          INSTITUTIONAL
                          R CLASSES             CLASS            CLASS
COMPLEX ASSETS            FEE RATE              FEE RATE         FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion        0.3100%               0.0600%          0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion         0.3000%               0.0500%          0.1000%
--------------------------------------------------------------------------------
Next $15 billion          0.2985%               0.0485%          0.0985%
--------------------------------------------------------------------------------
Next $25 billion          0.2970%               0.0470%          0.0970%
--------------------------------------------------------------------------------
Next $25 billion          0.2870%               0.0370%          0.0870%
--------------------------------------------------------------------------------
Next $25 billion          0.2800%               0.0300%          0.0800%
--------------------------------------------------------------------------------
Next $25 billion          0.2700%               0.0200%          0.0700%
--------------------------------------------------------------------------------
Next $25 billion          0.2650%               0.0150%          0.0650%
--------------------------------------------------------------------------------
Next $25 billion          0.2600%               0.0100%          0.0600%
--------------------------------------------------------------------------------
Next $25 billion          0.2550%               0.0050%          0.0550%
--------------------------------------------------------------------------------
Thereafter                0.2500%               0.0000%          0.0500%
--------------------------------------------------------------------------------

------
39

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor

------
40

will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds, the terms of the management agreement, and any other appropriate considerations. The advisor receives no additional compensation or remuneration as a result of such aggregation. Because Long-Short Equity's short sales and purchases to close such short sales are executed through Goldman, Sachs & Co., such transactions are not aggregated with transactions of the other funds or those of the advisor's other clients.

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2004, 2003 and 2002, are indicated in the following table. As a new class and new funds, information regarding the R Class of Equity Growth and all classes of Disciplined Growth and Long-Short Equity was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND                      2004                 2003                 2002
--------------------------------------------------------------------------------
EQUITY GROWTH
  Investor                $9,006,806           $7,114,088           $8,226,475
--------------------------------------------------------------------------------
  Institutional           $449,480             $513,607             $591,278
--------------------------------------------------------------------------------
  Advisor                 $561,790             $482,345             $492,218
--------------------------------------------------------------------------------
  C                       $10,945              $3,394               $1,575
--------------------------------------------------------------------------------
GLOBAL GOLD
  Investor                $4,487,099           $3,467,459           $2,251,315
--------------------------------------------------------------------------------
  Advisor                 $17,274              $9,120               $2,563
--------------------------------------------------------------------------------
INCOME & GROWTH
  Investor                $25,390,717          $22,887,736          $25,424,724
--------------------------------------------------------------------------------
  Institutional           $1,397,989           $1,101,772           $1,034,572
--------------------------------------------------------------------------------
  Advisor                 $3,768,764           $3,320,015           $4,689,755
--------------------------------------------------------------------------------
  C                       $18,140              $13,636              $8,551
--------------------------------------------------------------------------------
  R                       $273                 $9                   N/A
--------------------------------------------------------------------------------
SMALL COMPANY
  Investor                $6,615,818           $1,833,748           $707,554
--------------------------------------------------------------------------------
  Institutional           $880,777             $87,133              $7,648
--------------------------------------------------------------------------------
  Advisor                 $998,675             $94,507              $4,553
--------------------------------------------------------------------------------
  R                       $11,284              $8                   N/A
--------------------------------------------------------------------------------
UTILITIES
  Investor                $1,022,033           $878,964             $986,930
--------------------------------------------------------------------------------
  Advisor                 $5,419               $4,670               $7,919
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

------
41

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                     REGISTERED
                                     INVESTMENT
                                     COMPANIES
                                     (E.G., OTHER      OTHER POOLED      OTHER ACCOUNTS
                                     AMERICAN          INVESTMENT        (E.G., SEPARATE
                                     CENTURY FUNDS     VEHICLES (E.G.,   ACCOUNTS AND
                                     AND AMERICAN      COMMINGLED        CORPORATE ACCOUNTS,
                                     CENTURY-          TRUSTS AND        INCLUDING INCUBATION
                                     SUBADVISED        529 EDUCATION     STRATEGIES AND
                                     FUNDS)            SAVINGS PLANS)    CORPORATE MONEY)
---------------------------------------------------------------------------------------------
DISCIPLINED GROWTH(1)
---------------------------------------------------------------------------------------------
William Martin   Number of Other     15                0                 2
                 Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $10,069,467,572   N/A               $297,429,381
                 Accounts Managed
---------------------------------------------------------------------------------------------
EQUITY GROWTH
---------------------------------------------------------------------------------------------
William Martin   Number of Other     11                0                 1
                 Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $3,965,167,341    N/A               $120,027,295
                 Accounts Managed
---------------------------------------------------------------------------------------------
Thomas P.        Number of Other     10                0                 1
Vaiana           Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $3,265,278,614    N/A               $120,027,295
                 Accounts Managed
---------------------------------------------------------------------------------------------
Fei Zou          Number of Other     0                 0                 0
                 Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     N/A               N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------
GLOBAL GOLD
---------------------------------------------------------------------------------------------
William Martin   Number of Other     11                0                 1
                 Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $5,083,590,080    N/A               $120,027,295
                 Accounts Managed
---------------------------------------------------------------------------------------------
Joseph B.        Number of Other     1                 0                 0
Sterling         Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $196,082,435      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------
INCOME & GROWTH
---------------------------------------------------------------------------------------------
John             Number of Other     5                 0                 0
Schniedwind      Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $1,827,816,302    N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------
Kurt             Number of Other     4                 0                 0
Borgwardt        Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $1,631,733,867    N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------
Zili Zhang       Number of Other     4                 0                 0
                 Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $1,631,733,867    N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------
LONG-SHORT EQUITY(1)
---------------------------------------------------------------------------------------------
Kurt             Number of Other     5                 0                 0
Borgwardt        Accounts Managed
                 ----------------------------------------------------------------------------
                 Assets in Other     $6,573,469,129    N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE IS SEPTEMBER 30, 2005. THE FUND'S
     INFORMATION IS PROVIDED AS OF AUGUST 15, 2005, AND ASSUMES THE FUND WAS IN
     OPERATION ON THAT DATE.

------
42

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                      REGISTERED
                                      INVESTMENT
                                      COMPANIES
                                      (E.G., OTHER      OTHER POOLED     OTHER ACCOUNTS
                                      AMERICAN          INVESTMENT       (E.G., SEPARATE
                                      CENTURY FUNDS     VEHICLES (E.G.,  ACCOUNTS AND
                                      AND AMERICAN      COMMINGLED       CORPORATE ACCOUNTS,
                                      CENTURY-          TRUSTS AND       INCLUDING INCUBATION
                                      SUBADVISED        529 EDUCATION    STRATEGIES AND
                                      FUNDS)            SAVINGS PLANS)   CORPORATE MONEY)
----------------------------------------------------------------------------------------------
SMALL COMPANY
----------------------------------------------------------------------------------------------
William Martin   Number of Other      11                0                1
                 Accounts Managed
                 -----------------------------------------------------------------------------
                 Assets in Other      $4,212,299,715    N/A              $120,027,295
                 Accounts Managed
----------------------------------------------------------------------------------------------
Wilhelmine       Number of Other      5                 0                1
von Turk         Accounts Managed
                 -----------------------------------------------------------------------------
                 Assets in Other      $461,520,175      N/A              $120,027,295
                 Accounts Managed
----------------------------------------------------------------------------------------------
Thomas P.        Number of Other      10                0                1
Vaiana           Accounts Managed
                 -----------------------------------------------------------------------------
                 Assets in Other      $3,512,410,989    N/A              $120,027,295
                 Accounts Managed
----------------------------------------------------------------------------------------------
UTILITIES
----------------------------------------------------------------------------------------------
John             Number of Other      5                 0                0
Schniedwind      Accounts Managed
                 -----------------------------------------------------------------------------
                 Assets in Other      $6,906,633,524    N/A              N/A
                 Accounts Managed
----------------------------------------------------------------------------------------------
Joseph B.        Number of Other      1                 0                0
Sterling         Accounts Managed
                 -----------------------------------------------------------------------------
                 Assets in Other      $699,888,726      N/A              N/A
                 Accounts Managed
----------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated

------
43

to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------
44

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of December 31, 2004, the fund's most recent fiscal year end. As new funds, Disciplined Growth and
Long-Short Equity are not included in the chart below.

OWNERSHIP OF SECURITIES
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
EQUITY GROWTH
                   William Martin                       D
--------------------------------------------------------------------------------
                   Thomas P. Vaiana                     D
--------------------------------------------------------------------------------
                   Fei Zou                              C
--------------------------------------------------------------------------------
GLOBAL GOLD
                   William Martin                       C
--------------------------------------------------------------------------------
                   Joseph B. Sterling                   A
--------------------------------------------------------------------------------
INCOME & GROWTH
                   John Schniedwind                     E
--------------------------------------------------------------------------------
                   Kurt Borgwardt                       C
--------------------------------------------------------------------------------
                   Zili Zhang                           C
--------------------------------------------------------------------------------
SMALL COMPANY(1)
                   William Martin                       C
--------------------------------------------------------------------------------
                   Wilhelmine von Turk                  E
--------------------------------------------------------------------------------
                   Thomas P. Vaiana                     D
--------------------------------------------------------------------------------
UTILITIES
                   John Schniedwind                     C
--------------------------------------------------------------------------------
                   Joseph B. Sterling                   A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

------
45

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 38.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the heading INVESTMENT ADVISOR on page 38. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

CUSTODIAN BANKS

Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, serves as custodian of the funds' assets. In addition, JPMorgan Chase Bank, 4 Metro Tech
Center, Brooklyn, New York 11245, serves as custodian for Disciplined Growth,
Equity Growth, Global Gold, Income & Growth, Small Company and Utilities and
State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts
02111, serves as custodian of Long-Short Equity's assets. State Street Bank and
Trust Company also performs certain investment accounting and recordkeeping functions on behalf of Long-Short Equity. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

------
46

(1)  auditing the annual financial statements for each fund;

(2)  assisting and consulting in connection with SEC filings; and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 2004, 2003 and 2002, the brokerage commissions of each fund were as follows. Because Disciplined Growth and Long-Short Equity were not in operation as of the fiscal year end, they are not included in the table below.

FUND                       2004                   2003                 2002
--------------------------------------------------------------------------------
Equity Growth            $5,483,178             $5,582,042           $5,638,583
--------------------------------------------------------------------------------
Global Gold              $783,446               $1,210,087           $952,236
--------------------------------------------------------------------------------
Income & Growth          $12,539,672            $13,605,462          $13,274,794
--------------------------------------------------------------------------------
Small Company            $3,228,335(1)          $734,152             $206,821
--------------------------------------------------------------------------------
Utilities                $85,172                $97,002              $153,936
--------------------------------------------------------------------------------

(1)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY SMALL COMPANY IN 2004 IS
     A RESULT OF AN INCREASE IN SECURITIES PURCHASED BY THE FUND DUE TO A
     SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

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47

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as identified by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                     BROKER, DEALER OR PARENT          DECEMBER 31, 2004
--------------------------------------------------------------------------------
Equity Growth            American Express Co.              $38,565,648
                       ---------------------------------------------------------
                         Wachovia Corp.                    $35,888,086
--------------------------------------------------------------------------------
Income & Growth          Wachovia Corp.                    $65,338,352
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by

------
48

individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C and R Classes is the same as for Investor Class, but the A,
B, C and R Class shares each are subject to a separate Master Distribution and
Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class
Plan and R Class Plan, respectively and collectively with the Advisor Class
Plan, the Plans) described below. The Plans have been adopted by the funds'
Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in continuing the Plans.
Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds'

------
49

distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

Because the A Class of Long-Short Equity was not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

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50

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B CLASS PLAN

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

Because the B Class of Long-Short Equity was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

------
51

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C CLASS PLAN

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00%

------
52

and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the C Class
Plan was:

        Equity Growth        $16,228
        Income & Growth      $26,892

Because the C Class of Long-Short Equity was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

------
53

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R CLASS PLAN

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

        Income & Growth        $202
        Small Company        $6,469

Because the R Class of Disciplined Growth, Equity Growth and Long-Short Equity
were not in operation as of the fiscal year end, no fees were paid under the R
Class plan for these funds.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

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54

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

------
55

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

        Equity Growth             $661,792
        Global Gold                $20,352
        Income & Growth         $4,437,202
        Small Company             $800,624
        Utilities                   $6,384

Because the Advisor Class of Disciplined Growth was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan for that fund.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media) and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended December 31, 2004, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

        Equity Growth         $330,896
        Global Gold            $10,176
        Income & Growth     $2,218,601
        Small Company         $400,312
        Utilities               $3,192

------
56

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2004, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

     Equity Growth         $330,896
     Global Gold            $10,176
     Income & Growth     $2,218.601
     Small Company         $400,312
     Utilities               $3,192

SALES CHARGES

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

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57

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No aggregate CDSCs were paid to the distributor for the B Class shares in the fiscal year ended December 31, 2004.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended December 31, 2004, were:

       Equity Growth       $887.22
       Income & Growth      $80.74

DEALER CONCESSIONS

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                                       0.25%
--------------------------------------------------------------------------------

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58

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily. The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

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59

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund

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60

from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of December 31, 2004, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because Disciplined Growth and Long-Short
Equity were not in operation as of the fiscal year end, they are not included in the table below.

FUND       2005        2006           2007           2008           2009           2010            2011
--------------------------------------------------------------------------------------------------------------
Equity      -           -              -              -              -         ($106,101,429)  ($11,238,583)
Growth
--------------------------------------------------------------------------------------------------------------
Global  ($581,523)  ($61,443,526)  ($56,658,958)  ($30,893,211)  ($20,993,041)   ($5,359,778)         -
Gold
--------------------------------------------------------------------------------------------------------------
Income &    -           -              -              -              -          ($21,920,103)  ($85,489,630)
Growth
--------------------------------------------------------------------------------------------------------------
Small       -           -              -              -              -              -               -
Company
--------------------------------------------------------------------------------------------------------------
Utilities   -           -              -              -              -          ($50,570,055)   ($6,674,640)
--------------------------------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

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61

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' annual reports for the fiscal year ended
December 31, 2004, are incorporated herein by reference.

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62

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, online at americancentury.com or by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-44829 0509

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)       (1) Articles of Incorporation  of American  Century  Quantitative
Equity Funds,  Inc., dated February 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment  No.  34 to  the  Registration  Statement  of  the
Registrant  on March 1, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

               (2)  Articles  Supplementary  of  American  Century  Quantitative
Equity Funds, Inc., dated April 22, 2004 (filed  electronically as Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

               (3)  Articles  Supplementary  of  American  Century  Quantitative
Equity Funds,  Inc.,  dated May 4, 2004 (filed  electronically  as Exhibit a3 to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

               (4)  Articles  Supplementary  of  American  Century  Quantitative
Equity Funds, Inc., dated August 29, 2005, are included herein.

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  February  17,  2005,  File  No.
33-19589, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated September 29, 2005, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services, Inc., dated September 29, 2005, is included herein.

     (f)  Not Applicable.

     (g)       (1) Master  Agreement with Commerce Bank, N.A., dated January 22,
1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to
the Registration  Statement of American  Century Mutual Funds,  Inc. on February
28, 1997, File No. 2-14213, and incorporated herein by reference).

               (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

               (3)  Amendment  to the Global  Custody  Agreement  with The Chase
Manhattan Bank,  dated December 9, 2000 (filed  electronically  as Exhibit g2 to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

               (4) Amendment No. 2 to the Global Custody Agreement with JPMorgan
Chase  Bank,  dated  May  1,  2004  (filed   electronically  as  Exhibit  g4  to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

               (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19,
2000 (filed  electronically as Exhibit g5 to Post-Effective  Amendment No. 35 to
the  Registration  Statement  of the  Registrant  on April  29,  2004,  File No.
33-19589, and incorporated herein by reference).

               (6) Special  Custody and Pledge  Agreement with Goldman,  Sachs &
Co. and State  Street Bank and Trust  Company,  dated  September  29,  2005,  is included herein.

               (7)  Custodian and  Investment  Accounting  Agreement  with State
Street  Bank and Trust  Company,  dated May 27, 2005  (filed  electronically  as
Exhibit g6 to Post-Effective  Amendment No. 27 to the Registration  Statement of
American  Century  Investment  Trust on May 27,  2005,  File No.  33-65170,  and
incorporated herein by reference).

               (8)  Amendment  No.  1 to  Custodian  and  Investment  Accounting
Agreement  with State Street Bank and Trust  Company,  effective  September  30,
2005, is included herein.

     (h)       (1) Transfer  Agency  Agreement  with American  Century  Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

               (2)  Amendment  No.  1 to  the  Transfer  Agency  Agreement  with
American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement
of the Registrant on June 29, 1998, File No. 33-19589,  and incorporated  herein by reference).

               (3)  Amendment  No.  2 to  the  Transfer  Agency  Agreement  with
American   Century  Services   Corporation,   dated  November  20,  2000  (filed
electronically  as  Exhibit  h4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2000,  File No.  2-82734,  and  incorporated  herein by reference).

               (4)  Amendment  No.  3 to  the  Transfer  Agency  Agreement  with
American   Century   Services   Corporation,   dated   August  1,  2001   (filed
electronically  as  Exhibit  h5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 30,
2001, File No. 2-99222, and incorporated herein by reference).

               (5)  Amendment  No.  4 to  the  Transfer  Agency  Agreement  with
American   Century   Services   Corporation,   dated  December  3,  2001  (filed
electronically  as  Exhibit  h6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

               (6)  Amendment  No.  5 to  the  Transfer  Agency  Agreement  with
American Century Services Corporation,  dated July 1, 2002 (filed electronically as Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement
of American Century  Investment  Trust on June 28, 2002, File No. 33-65170,  and
incorporated herein by reference).

               (7)  Amendment  No.  6 to  the  Transfer  Agency  Agreement  with
American   Century  Services   Corporation,   dated  September  3,  2002  (filed
electronically  as  Exhibit  h8  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

               (8)  Amendment  No.  7 to  the  Transfer  Agency  Agreement  with
American   Century  Services   Corporation,   dated  December  31,  2002  (filed
electronically  as  Exhibit  h7  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
December 23, 2002, File No. 333-46922, and incorporated herein by reference).

               (9)  Amendment  No.  8 to  the  Transfer  Agency  Agreement  with
American Century Services  Corporation,  dated May 1, 2004 (filed electronically as Exhibit h10 to Post-Effective  Amendment No. 35 to the Registration Statement
of Registrant on April 29, 2004, File No. 33-19589,  and incorporated  herein by reference).

               (10)  Amendment  No.  9 to the  Transfer  Agency  Agreement  with
American  Century  Services,  LLC,  dated May 1, 2005 (filed  electronically  as
Exhibit h9 to Post-Effective  Amendment No. 38 to the Registration  Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

               (11)  Amendment  No. 10 to the  Transfer  Agency  Agreement  with
American Century Services, LLC, dated September 29, 2005, is included herein.

               (12) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

               (13)  Termination,  Replacement  and  Restatement  Agreement with
JPMorgan  Chase Bank N.A.,  as  Administrative  Agent,  dated  December 15, 2004
(filed  electronically as Exhibit h10 to Post-Effective  Amendment No. 38 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

               (14) Customer  Identification  Program Reliance Agreement,  dated
August 26, 2004 (filed  electronically as Exhibit h2 to Pre-Effective  Amendment
No.  1 to the  Registration  Statement  of  American  Century  Asset  Allocation
Portfolios,  Inc. on September 1, 2004, File No.  333-116351,  and  incorporated herein by reference).

               (15) New Account  Agreement with Goldman,  Sachs & Co. is
included herein.

               (16) Prime Brokerage  Supplement  with Goldman,  Sachs & Co.
 is included herein.

               (17) Amendment No. 1 to Prime  Brokerage  Agreement,  dated as of
September  29, 2005,  by and between  Goldman,  Sachs &  Co. and  Long/Short
Equity Fund, a series of American Century Quantitative Equity Funds, Inc.

     (i) Opinion and Consent of Counsel,  dated  September 29, 2005, is included herein.

     (j)       (1) Consent of PricewaterhouseCoopers LLP, independent registered accounting firm, dated September 26, 2005, is included herein.

               (2)  Power  of   Attorney,   dated   December   9,  2004   (filed
electronically  as  Exhibit  j2  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  California  Tax-Free and Municipal Funds on
December 29, 2004, File No. 2-82734, and incorporated herein by reference).

               (3) Power of Attorney,  dated March 1, 2005 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

               (4) Power of Attorney,  dated March 1, 2005 (filed electronically as Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

               (5)  Secretary's  Certificate,  dated  December  10,  2004 (filed electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

               (6)   Secretary's   Certificate,   dated  March  8,  2005  (filed
electronically  as  Exhibit  j6  to  Post-Effective  Amendment  No.  25  to  the
Registration  Statement of American  Century  Investment Trust on March 9, 2005,
File No. 33-65170, and incorporated herein by reference).

               (7)   Secretary's   Certificate,   dated  March  8,  2005  (filed
electronically  as  Exhibit  j7  to  Post-Effective  Amendment  No.  25  to  the
Registration  Statement of American  Century  Investment Trust on March 9, 2005,
File No. 33-65170, and incorporated herein by reference).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)       (1) Master  Distribution  and Shareholder  Services Plan (Advisor
Class),   dated  August  1,  1997  (filed   electronically   as  Exhibit  m1  to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

               (2) Amendment to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

               (3) Amendment No. 1 to the Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

               (4) Amendment No. 2 to the Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

               (5) Amendment No. 3 to the Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

               (6) Amendment No. 4 to the Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated May 1, 2004  (filed  electronically  as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

               (7) Amendment No. 5 to the Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 29, 2005 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 51 to the Registration  Statement of
American Century Government Income Trust on July 28, 2005, File No. 2-99222, and
incorporated herein by reference).

               (8) Amendment No. 6 to the Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 29, 2005, is included herein.

               (9) Master Distribution and Individual  Shareholder Services Plan
(C Class),  dated  September  16,  2000 (filed  electronically  as Exhibit m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

               (10)  Amendment No. 1 to the Master  Distribution  and Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

               (11)  Amendment No. 2 to the Master  Distribution  and Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

               (12)  Amendment No. 3 to the Master  Distribution  and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

               (13)  Amendment No. 4 to the Master  Distribution  and Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

               (14)  Amendment No. 5 to the Master  Distribution  and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

               (15)  Amendment No. 6 to the Master  Distribution  and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

               (16)  Amendment No. 7 to the Master  Distribution  and Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

               (17)  Amendment No. 8 to the Master  Distribution  and Individual
Shareholder  Services  Plan (C Class),  dated  September  29, 2005,  is included herein.

               (18) Master Distribution and Individual Shareholder Services Plan
(R Class),  dated  August  29,  2003  (filed  electronically  as Exhibit  m16 to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

               (19)  Amendment No. 1 to the Master  Distribution  and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

               (20)  Amendment No. 2 to the Master  Distribution  and Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as  Exhibit  m30  to  Post-Effective  Amendment  No.  22 to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
March 30, 2005, File No. 33-79482, and incorporated herein by reference).

               (21)  Amendment No. 3 to the Master  Distribution  and Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

               (22)  Amendment No. 4 to the Master  Distribution  and Individual
Shareholder  Services  Plan (R Class),  dated  September  29, 2005,  is included herein.

               (23) Master Distribution and Individual Shareholder Services Plan
(A  Class),  dated  September  3, 2002  (filed  electronically  as Exhibit m6 to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

               (24) Amendment No. 1 to the Master  Distribution  and Shareholder
Services  Plan (A Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

               (25)  Amendment No. 2 to the Master  Distribution  and Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

               (26)  Amendment No. 3 to the Master  Distribution  and Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

               (27)  Amendment No. 4 to the Master  Distribution  and Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

               (28)  Amendment No. 5 to the Master  Distribution  and Individual
Shareholder  Services  Plan (A Class),  dated  September  29, 2005,  is included herein.

               (29) Master Distribution and Individual Shareholder Services Plan
(B  Class),  dated  September  3, 2002  (filed  electronically  as Exhibit m7 to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

               (30) Amendment No. 1 to the Master  Distribution  and Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

               (31)  Amendment No. 2 to the Master  Distribution  and Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

               (32)  Amendment No. 3 to the Master  Distribution  and Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

               (33)  Amendment No. 4 to the Master  Distribution  and Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

               (34)  Amendment No. 5 to the Master  Distribution  and Individual
Shareholder  Services  Plan (B Class),  dated  September  29, 2005,  is included herein.

     (n)       (1) Amended and Restated  Multiple Class Plan, dated September 3,
2002 (filed  electronically as Exhibit n1 to Post-Effective  Amendment No. 35 to
the Registration Statement of American Century California Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

               (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class
Plan,  dated  December  31,  2002  (filed   electronically   as  Exhibit  n2  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Municipal Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

               (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class
Plan,   dated   August  29,  2003  (filed   electronically   as  Exhibit  n3  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

               (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class
Plan,  dated as of  February  27, 2004  (filed  electronically  as Exhibit n4 to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

               (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class
Plan, dated May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

               (6)  Amendment No. 5 to the Amended and Restated  Multiple  Class
Plan, dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

               (7)  Amendment No. 6 to the Amended and Restated  Multiple  Class
Plan,  dated as of  September  30, 2004 (filed  electronically  as Exhibit n7 to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

               (8)  Amendment No. 7 to the Amended and Restated  Multiple  Class
Plan,  dated  November  17,  2004  (filed   electronically   as  Exhibit  n8  to
Post-Effective  Amendment  No. 106 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  November  29,  2004,  File No.  2-14213,  and
incorporated herein by reference).

               (9)  Amendment No. 8 to the Amended and Restated  Multiple  Class
Plan,  dated  February  24,  2005  (filed   electronically   as  Exhibit  n9  to
Post-Effective  Amendment  No.  22 to the  Registration  Statement  of  American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

               (10)  Amendment No. 9 to the Amended and Restated  Multiple Class
Plan, dated July 29, 2005 (filed electronically as Exhibit n10 to Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

               (11) Amendment No. 10 to the Amended and Restated  Multiple Class
Plan, dated September 29, 2005, is included herein.

     (o)  Reserved.

     (p)       (1)  American   Century   Investments   Code  of  Ethics   (filed
electronically  as  Exhibit  p1  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

               (2) Independent  Directors'  Code of Ethics amended  February 28,
2000 (filed  electronically as Exhibit p2 to Post-Effective  Amendment No. 40 to
the  Registration  Statement  of American  Century  Target  Maturities  Trust on
November 30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices         Positions and Offices
Business Address*          with Underwriter              with Registrant
--------------------------------------------------------------------------

James E. Stowers, Jr.      Director                        none

James E. Stowers III       Chairman and Director           none

William M. Lyons           President, Chief Executive      President and
                           Officer and Director            Director

Robert T. Jackson          Executive Vice President,       Executive Vice
                           Chief Financial Officer         President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President           none

Brian Jeter                Senior Vice President           none

Mark Killen                Senior Vice President           none

David Larrabee             Senior Vice President           none

Barry Mayhew               Senior Vice President           none

David C. Tucker            Senior Vice President           Senior Vice
                           and General Counsel             President and
                                                           General Counsel

Clifford Brandt            Chief Compliance Officer        none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century Quantitative Equity Funds, Inc., American Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 29th day of
September, 2005.

                        AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                        (Registrant)

                        By:  /*/ William M. Lyons
                             ----------------------------------------------
                             William M. Lyons
                             President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----

*William M. Lyons         President, Director and
------------------------  Principal Executive Officer   September 29, 2005
William M. Lyons

*Maryanne Roepke          Senior Vice President,        September 29, 2005
------------------------  Treasurer and
Maryanne Roepke           Chief Accounting Officer

*Antonio Canova           Director                      September 29, 2005
------------------------
Antonio Canova

*John Freidenrich         Director                      September 29, 2005
------------------------
John Freidenrich

*Ronald J. Gilson         Chairman of the Board and     September 29, 2005
------------------------  Director
Ronald J. Gilson

*Kathryn A. Hall          Director                      September 29, 2005
------------------------
Kathryn A. Hall

*Myron S. Scholes         Director                      September 29, 2005
------------------------
Myron S. Scholes

*Kenneth E. Scott         Director                      September 29, 2005
------------------------
Kenneth E. Scott

*John B. Shoven           Director                      September 29, 2005
------------------------
John B. Shoven

*Jeanne D. Wohlers        Director                      September 29, 2005
------------------------
Jeanne D. Wohlers

*By:  /s/ Brian L. Brogan
      ----------------------------------------------
      Brian L. Brogan
      Attorney-in-Fact
      (pursuant to Powers of Attorney
      dated December 9, 2004 and March 1, 2005)